Prudential Investment Portfolios 9
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

August 1, 2014

VIA EDGAR SUBMISSION

Mr. Larry Greene

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Prudential Investment Portfolios 9:

Post-Effective Amendment No. 43 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 44 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-66895

Investment Company Act No. 811-09101

Dear Mr. Greene:

We filed through EDGAR on May 8, 2014 on behalf of Prudential Investment Portfolios 9 (the “Registrant”) Post-Effective Amendment No. 41 to its Registration Statement under the Securities Act of 1933 Act (the “1933 Act”) and Amendment No. 42 to its Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”). The Amendment was filed under Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new series of the Registrant, to be known as the Prudential Select Real Estate Fund (the “Fund”).

This letter is intended to respond to the Commission Staff’s comments that you conveyed by telephone on June 12, 2014, with respect to the Amendment. For your convenience, a summary of the Staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below. The responses will be included in Post-Effective Amendment No. 43 to the Registrant’s Registration Statement under the 1933 Act.

For your convenience, a summary of your comments are included herein and the responses are keyed accordingly, as set forth below. Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

GENERAL

1.	Comment: Please respond to these comments in a writing filed on EDGAR, include the appropriate responses in such writing and conform the disclosure throughout the registration statement to reflect revisions made in response to comments on specific sections of the registration statement.

Response: The Registrant will respond to the comments in a writing that is filed on EDGAR, and will include the appropriate responses in such writing. The disclosure in the Registrant’s registration statement has been revised to reflect revisions made in response to comments as applicable.

2.	Comment: Please review the Registrant’s derivatives disclosure in light of the Letter from Mr. Barry Miller, Associate Director of the Division, to Karrie McMillan, Esq., General Counsel, Investment Company Institute, on Derivatives-Related Disclosures by Investment Companies (July 30, 2010) (the “2010 Letter”).

Response: The Registrant has considered the 2010 Letter and submits that its disclosure is appropriate based on the guidance given in the 2010 Letter and the Fund’s expected use of derivatives.

3.	Comment: Please confirm that the font size used throughout the filing conforms to regulatory requirements.

Response: The Registrant confirms that the font size is consistent with applicable regulatory requirements.

PROSPECTUS

4.	Comment: Under Fund Summary – Fund Fees and Expenses, please explain what the Registrant means when it refers to “eligible group of investors.”

Response: The term “eligible group of related investors” has been defined on page 24 of the Prospectus.

5.	Comment: Please confirm that the Registrant has provided sufficient disclosure concerning the types of real estate securities in which the Fund will invest.

Response: The Registrant confirms the prospectus contains sufficient disclosure relating to the types of real estate securities in which the Fund expects to invest and it is consistent with recent guidance that the fund summaries evaluate disclosure in light of plain English.

6.	Comment: Under Principal Investment Strategies, please explain which clause is modified by “and similar securities.”

Response: The clause “and similar securities” includes other types of equity and equity-related securities not specifically listed by name.

7.	Comment: Confirm if the Fund intends to make investments in emerging markets. If the Fund will invest in emerging markets, please clarify if emerging markets will be a principal investment strategy of the Fund.

Response: With respect to emerging markets, the Fund may make such investments from time to time. Such investments, however, are not a principal strategy of the Fund. Thus, the Registrant respectfully submits that no additional revisions are necessary.

8.	Comment: Please confirm if the Fund intends to make investments in Russian banks or subsidiaries of Russian banks outside of Russia.

Response: The Fund currently does not expect to make such investments.

9.	Comment: Under Principal Investment Strategies, please explain what the Registrant means when it states that Prudential Real Estate Investors (PREI) is a business unit of Prudential Investment Management, Inc. (PIM).

Response: The Registrant confirms that PREI is not a separate legal entity. PREI is a division of PIM, which in turn is an indirect wholly-owned subsidiary of Prudential Financial, Inc.

10.	Comment: Please confirm if the Fund will invest in any non-traded Real Estate Investment Trusts (REIT).

Response: The Fund currently does not expect to invest in non-traded REITs.

11.	Comment: Under How the Fund Invests - Derivative Strategies, (i) please list what types of swaps the Fund will invest in, and (ii) please state if the Fund intends to invest in total-return swaps or to write credit default swaps. The Staff’s position is that when a fund is a writer of credit default swaps, the Registration Statement should include disclosure stating that the fund will segregate assets equivalent to the full notional value of the credit default swaps. To the extent the Fund writes credit default swaps, please add disclosure stating that when the Fund is a writer of credit default swaps, the Fund will segregate assets equivalent to the full notional value of the credit default swaps.

Response: (i) The Fund currently does not expect to utilize swaps. The disclosure has been revised accordingly, and (ii) the Fund does not invest in total return swaps or write credit default swaps. The Fund is not aware of a formal Commission Staff position or other law or regulation explicitly addressing the segregation requirements for credit default swaps written by a fund. If the Fund should write credit default swaps in the future, it will cover its positions in accordance with the 1940 Act, the rules thereunder and Commission and Staff guidance in effect at that time.

12.	Comment: Please confirm that the disclosure pertaining to Involuntary Redemption of Small Accounts is accurate.

Response: The Registrant confirms that we have reviewed the disclosure and have made necessary modifications.

STATEMENT OF ADDITIONAL INFORMATION

13.	Comment: In the Investments Risks and Considerations – Securities Lending section, please provide disclosure pertaining to fees.

Response: As disclosed in the Statement of Additional Information (the “SAI”), PIM, the Fund’s securities lending agent, receives a portion of the amount earned by lending securities. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. PIM does not receive any additional compensation for its service as securities lending agent beyond what is disclosed in the SAI, and therefore the Registrant respectfully submits that no revision to the disclosure is necessary.

14.	Comment: In the Investment Restrictions section – Restriction No. 1, please confirm that the Fund’s policy pertaining to issuing senior securities or borrowing money is consistent with the Release No. 10666.

Response: The Fund is familiar with the provisions of Release No. 10666 and confirms that it will cover its obligations with respect to the transactions listed in the investment restriction in accordance therewith.

15.	Comment: In the Investment Restrictions section – Restriction No. 5, please provide affirmation that the Fund will concentrate in the securities referenced.

Response: The disclosure has been revised as requested.

16.	Comment: In the “Additional Information about the Portfolio Managers – Compensation and Conflicts of Interest” section, please identify the relevant benchmark used to measure compensation.

Response: The disclosure has been revised as requested.

In connection with the Commission Staff’s review of the Amendment, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff: (a) the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; (b) Commission Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and, (c) the Registrant may not assert Commission Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at (973) 367-7659. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Melissa Gonzalez

Melissa Gonzalez

Director, Corporate Counsel

cc: Claudia DiGiacomo